Investment Securities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Transfer to retained earnings from disposal of equity instruments at fair value through other reserves	¥ 338,766	¥ 191,127